Note 25 Actuarial assumptions percentage (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SPAIN
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	3.25%	3.43%	3.91%
Actuarial assumption of expected rates of salary increases	0.00%	0.00%	0.00%
Actuarial assumption of expected rates of pension increases	0.00%	0.00%	0.00%
Actuarial assumption of medical cost trend rates	0.00%	0.00%	0.00%
Mortality tables	PER 2020	PER 2020	PER 2020
MEXICO
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	12.11%	10.44%	10.68%
Actuarial assumption of expected rates of salary increases	4.50%	4.50%	4.50%
Actuarial assumption of expected rates of pension increases	3.92%	4.14%	4.41%
Actuarial assumption of medical cost trend rates	8.00%	8.04%	8.04%
Mortality tables	EMSSA09	EMSSA09	EMSSA09
TURKEY
Actuarial assumptions [Line Items]
Actuarial assumption of discount rates	31.02%	25.60%	17.79%
Actuarial assumption of expected rates of salary increases	27.80%	23.44%	15.86%
Actuarial assumption of expected rates of pension increases	26.30%	21.94%	14.36%
Actuarial assumption of medical cost trend rates	30.50%	26.14%	18.56%
Mortality tables	TUIK 2022	TUIK 2019	TUIK 2019